Leases - Summary of table presents lease assets and liabilities and their classification on the consolidated balance sheet (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Operating lease assets	$ 831	$ 3,200	$ 18,543	$ 23,678
Finance lease assets			$ 315	$ 199
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Total leased assets	831		$ 18,858	$ 23,877
Current:
Operating lease liabilities	559		5,064	4,468
Finance lease liabilities	0		48	166
Non-current:
Operating lease liabilities	0		9,415	14,479
Finance lease liabilities			0	48
Total lease liabilities	$ 559		$ 14,527	$ 19,161